June 10, 2013

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:     Pax World Funds Series Trust I (811-02064)

Pax World ESG Managers Income Portfolio

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement dated May 30, 2013, which was filed under accession #0001104659-13-045778.

Any comments or questions on this filing should be directed to John Boese at (603) 431-8022.

Very truly yours,

/s/ John Boese
John Boese
Chief Compliance Officer

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801